Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 31-1537655-010
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

Marathon Petroleum Thrift Plan
EIN 31-1537655, Plan Number 010
Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025
(a)	(b)	(c)		(d)	(e)
	Identity of Issue, Borrower Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Number of Shares	Cost	Current Value
	Employer Securities:
*	Marathon Petroleum Corporation	Marathon Petroleum Corporation Common Stock	5,223,276		849,461,397

	Mutual Funds:
*	Fidelity Government Income Fund		3,637,580		33,683,991
*	Fidelity Investments MM Government		244,930,534		244,930,534
	Vanguard Small Cap Index Is Pl		376,840		134,415,100
	Vanguard Value Index Inst		4,759,303		354,615,662
	JPM Emerging Markets Eq Fund Class R6		3,558,779		148,970,494
	Baird Mid Cap Inst		4,066,813		77,350,779
	Dodge & Cox Income X		24,677,786		317,356,327
	Vanguard Total Bond Market Is Pl		10,027,322		97,966,934

	Common Collective Trusts:
*	Fidelity Contrafund Pool Class F		10,680,218		597,665,023
*	Fidelity International Discovery Pool		4,988,609		115,785,618
*	Fidelity Growth Commingled Pool Class 2		10,433,795		928,920,761
	Spartan 500 INDEX Pl Class E		4,356,278		1,416,008,079
	Spartan Ext Market Index Class E		1,579,285		300,711,637
	Spartan Intl Index E		2,163,133		385,340,466
	Allspring Special Mid Cap Value E2		3,425,171		60,470,704
*	Fidelity Freedom Blend Target Date Income Commingled Pool Class T		923,158		17,198,437
*	Fidelity Freedom Blend Target Date 2010 Commingled Pool Class T		262,744		6,137,689
*	Fidelity Freedom Blend Target Date 2015 Commingled Pool Class T		788,357		19,866,590
*	Fidelity Freedom Blend Target Date 2020 Commingled Pool Class T		2,292,208		60,193,382
*	Fidelity Freedom Blend Target Date 2025 Commingled Pool Class T		5,568,818		160,493,324
*	Fidelity Freedom Blend Target Date 2030 Commingled Pool Class T		10,438,477		317,329,686
*	Fidelity Freedom Blend Target Date 2035 Commingled Pool Class T		12,339,980		425,852,720
*	Fidelity Freedom Blend Target Date 2040 Commingled Pool Class T		10,980,300		406,600,504
*	Fidelity Freedom Blend Target Date 2045 Commingled Pool Class T		11,527,688		439,204,927
*	Fidelity Freedom Blend Target Date 2050 Commingled Pool Class T		10,367,545		389,404,989
*	Fidelity Freedom Blend Target Date 2055 Commingled Pool Class T		6,792,405		273,598,065
*	Fidelity Freedom Blend Target Date 2060 Commingled Pool Class T		4,915,343		132,714,277
*	Fidelity Freedom Blend Target Date 2065 Commingled Pool Class T		2,381,024		50,382,462

Marathon Petroleum Thrift Plan
EIN 31-1537655, Plan Number 010
Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025
(a)	(b)	(c)		(d)	(e)
	Identity of Issue, Borrower Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Number of Shares	Cost	Current Value

	Stable Value Contract Carriers
	JP Morgan Chase	Actively Managed Global Wrap**
	Wrapper Contract MARAPETRO-7-11	2.39%			30,913,617
	State Street Bank & Trust Company Boston	Actively Managed Global Wrap**
	Wrapper Contract 111013	2.39%			20,402,425
	American General Life	Actively Managed Global Wrap**
	Wrapper Contract 1627813	2.39%			30,529,076
	TransAmerica Premier Life	Actively Managed Global Wrap**
	Wrapper Contract MDA01324TR-00	2.39%			29,777,792
	Prudential Insurance Co. America	Actively Managed Global Wrap**
	Wrapper Contract 062473001	2.39%			28,998,705
	Nationwide Life Insurance	Actively Managed Global Wrap**
	Wrapper Contract FID_MAP_IP-1013	2.40%			35,371,331
	Pacific Life Insurance	Actively Managed Global Wrap**
	Wrapper Contract G-027835.19	2.39%			29,642,856
	Metropolitan Life Insurance	Actively Managed Global Wrap**
	Wrapper Contract 38086	2.39%			33,320,548
	Massachusetts Mutual	Actively Managed Global Wrap**
	Wrapper Contract 30135	2.39%			45,219,344
	Citibank	Actively Managed Global Wrap**
	Wrapper Contract FD24-115	2.40%			18,330,880
*	Fidelity Management Trust Company	Interest-Bearing Cash-Fidelity Institutional Cash Portfolios; Money Market Portfolio; Class A Money Market Pool Discount rate 3.75%			3,868,779
	BrokerageLink	Self-Directed Brokerage Accounts			376,939,003
*	Loans to Plan Participants	Interest rates ranging from 3.25% - 9.50%		—	120,028,419
	Totals				$9,565,973,333

*    Indicates party-in-interest.
**    A SIC is comprised of two components, an underlying asset and a wrapper contract. The underlying assets are valued at representative quoted market prices. The wrapper contracts are valued by using replacement cost methodology. Contract value represents contributions made under the contract, plus earnings, less Plan withdrawals and administrative expenses. The wrapper contract guarantees the SIC contract value.